Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Revenues [Abstract]
Deferred Revenues

Deferred revenue related to the Company’s construction contracts for the years ended December 31, 2016 and 2017 are as follows which included in current and non-current non-financial liabilities in the consolidated statements of financial position:

		2016	2017
		In millions of won
Beginning balance	￦	7,165,297	7,825,765
Increase during the current year / period		1,087,765	978,389
Recognized as revenue during the current year / period		(427,297)	(478,973)

Ending balance	￦	7,825,765	8,325,181